LEASES (Tables)	12 Months Ended
Jul. 31, 2014
LEASES [Abstract]
Schedule of rental expense

  Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2014 was exceeded by sublease rental income, as follows:

	2014	2013	2012
Minimum rental expense	$1,732,220	$1,726,817	$1,752,764
Contingent rental expense	732,220	736,406	743,248
	2,464,440	2,463,223	2,496,012
Sublease rental income	5,985,195	6,161,173	6,222,388
Excess of sublease income over expense	$3,520,755	$3,697,950	$3,726,376

Schedule of future minimum non-cancelable rental commitments

  Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2015	$1,724,004
2016	1,724,004
2017	1,724,004
2018	1,731,609
2019	1,731,609
After 2019	16,361,865
Total required*	$24,997,095
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*	Minimum payments have not been reduced by minimum sublease rentals of $32,911,324 under operating leases due in the future under non-cancelable leases.